Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Abstract
Earnings per share
Year ended December 31,	2012	2011	2010
(Dollars and shares in thousands, except earnings per share)
Net income attributable to U.S. Cellular shareholders	$111,006	$175,041	$136,074

Weighted average number of shares used in basic earnings per share	84,645	84,877	86,128
Effect of dilutive securities:
Stock options	58	114	89
Restricted stock units	364	344	301

Weighted average number of shares used in diluted earnings per share	85,067	85,335	86,518

Basic earnings per share attributable to U.S. Cellular shareholders	$1.31	$2.06	$1.58

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.30	$2.05	$1.57

Summary of antidilutive shares
	2012	2011	2010
(Shares in thousands)
Stock options	2,452	1,399	1,771

Restricted stock units	318	215	224